John Hancock Fundamental Global Franchise Fund | Prospectus Class I Shares
JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND
Investment objective
The fund seeks to provide capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees -	John Hancock Fundamental Global Franchise Fund Prospectus Class I Shares Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		John Hancock Fundamental Global Franchise Fund Prospectus Class I Shares Class I
Management fee	[1]	0.87%
Other expenses	[1]	0.26%
Total annual fund operating expenses	[1]	1.13%
[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example - (USD $)	John Hancock Fundamental Global Franchise Fund Prospectus Class I Shares Class I
1 Year	115
3 Years	359

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal investment strategies
The fund invests primarily in those companies whose return on invested capital exceeds the weighted average cost of capital and the investment manager believes has a sustainable competitive advantage. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to issuers located outside of the United States. The subadviser seeks to validate a company’s competitive advantage through an in-depth fundamental research process that focuses on key growth drivers and qualitative factors such as competitive positioning, financial strength and evidence of management’s ability to create shareholder value. The fund seeks to add value primarily through stock selection.

The subadviser conducts securities analysis using a variety of sources, including third-party research and public sources such as company filings. The subadviser’s primary method of analysis is fundamental analysis, which is the ability to assess the health of a company, its competitive positioning, strength of management and its competitive advantages. The subadviser’s research includes detailed fundamental company models using key assumptions that drive sales, margins and capital deployment.

Once company ideas are identified and in-depth research has been conducted, valuation models are run and scenario analysis is performed to provide a range of fundamental value targets and a sensitivity analysis to understand what the current stock price is embedding for expectations. Investment decisions are a function of finding stocks that possess the qualitative factors as outlined above and the subadviser believes are trading at a significant discount to the base case value, offering greater than a 2:1 upside versus downside risk reward versus the current stock price.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may concentrate (invest at least 25% or more) its investments in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The subadviser focuses on the equity securities of small, mid and large capitalization companies in both developed and emerging countries. The subadviser primarily invests in common stocks of developed and emerging companies, as well as ADRs (American Depository Receipts) which trade on U.S. exchanges.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Past performance
This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.